S000072753 [Member] Average Annual Total Returns	12 Months Ended	52 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI China All Shares Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	28.94%	(0.42%)
Performance Inception Date		Aug. 27, 2021
Class I
Prospectus [Line Items]
Average Annual Return, Percent	24.25%	(8.78%)
Performance Inception Date		Aug. 27, 2021
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.00%	(8.91%)
Performance Inception Date		Aug. 27, 2021
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.53%	(6.45%)
Performance Inception Date		Aug. 27, 2021
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	24.21%	(8.81%)
Performance Inception Date		Aug. 27, 2021